Capital and Treasury Stock (Details Textual) (USD $) Share data in Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 28, 2014	Dec. 29, 2013	Dec. 30, 2012
Equity, Class of Treasury Stock [Line Items]
Aggregate shares of Common Stock issued	3,119,843	3,119,843	3,119,843
Cash Dividend paid per share	$ 2.76	$ 2.59	$ 2.40
Stock Repurchase Program, Authorized Amount	$ 5,000,000,000
Payments for Repurchase of Common Stock	7,124,000,000	3,538,000,000	12,919,000,000
Share Repurchase Program
Equity, Class of Treasury Stock [Line Items]
Payments for Repurchase of Common Stock	$ 3,500,000,000